Taxation (Tables)	12 Months Ended
Dec. 31, 2020
Major Components Of Tax Expense Income [Abstract]
Summary of Reconciliation of Current Tax Credit at Standard Rate of UK Corporation Tax to Current Tax Credit	Reconciliation of current tax credit at standard rate of UK corporation tax to the current tax credit:

	Year ended December 31,
	2020	2019	2018
	£000s	£000s	£000s
Loss before tax	(36,041)	(22,870)	(20,526)
Tax credit at the standard rate of U.K. corporation tax of 19% (2019: 19% ; 2018: 19%)	6,848	4,345	3,900
Effect of overseas tax rate	(85)	5	10
Impact of unrelieved tax losses not recognized	(6,763)	(4,350)	(3,937)
Adjustment in respect of prior year	(42)	228	62
Research and development tax credit in respect of current year	3,536	3,060	2,080
	3,494	3,288	2,115